Fair Value Measurements - Significant Unobservable Inputs in Level 3 Instrument Valuations (Details) - Level 3 $ in Millions	9 Months Ended
Jul. 31, 2026 CAD ($)
Corporate equity
Disclosure of fair value measurement of assets [line items]
Fair value	$ 6,364
Corporate equity | Low
Disclosure of fair value measurement of assets [line items]
Multiple	6
Corporate equity | High
Disclosure of fair value measurement of assets [line items]
Multiple	21
Other assets
Disclosure of fair value measurement of assets [line items]
Fair value	$ 1,362
Other assets | Low
Disclosure of fair value measurement of assets [line items]
Capitalization rate	6.00%
Other assets | High
Disclosure of fair value measurement of assets [line items]
Capitalization rate	7.00%